Income Taxes (Details) - Schedule of reconciliation of income taxes at statutory rates	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Schedule of reconciliation of income taxes at statutory rates [Abstract]
Loss for the year	$ (13,591,117)	$ (7,657,208)	$ (10,160,351)	$ (8,897,107)	$ (11,527,981)
Expected income tax (recovery)	(3,670,000)	(2,067,000)		(2,404,000)
Change in statutory, foreign tax, foreign exchange rates and other	(117,000)	67,000		117,000
Permanent differences	134,000	309,000		(90,000)
Share issue cost	(1,248,000)	(50,000)		(73,000)
Impact of convertible debenture	17,000	107,000
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses	208,000	9,000		457,000
Expiry of non-capital losses
Change in unrecognized deductible temporary differences	4,676,000	1,625,000		1,993,000
Total income tax expense (recovery)
Current income tax
Deferred tax recovery